13FCUN P@ 2/14/01

REC'D S.E.C. FEB 15 2000

CONFIDENTIAL TREATMENT

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FEB 15 2000

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: T. Rowe Price Associates, Inc.
Address: 100 East Pratt Street
Baltimore, Maryland 21202

00 10 4564

Form 13F File Number: 28-115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Henry H. Hopkins
Title: Managing Director
Phone: 410-345-6603

PROCESSED
NOV 10 2003
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

Henry H. Hopkins [Signature]	Baltimore, Maryland [City, State]	February 14,2000 [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
'NONE"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	N/A
Form 13F Information Table Entry Total:	100
Form 13F Information Table Value Total:	$1,654,328

Information for which we are requesting confidential treatment has been omitted from the public 13F report and filed separately with the Commission.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F (Concealment) NAME OF REPORTING MANAGER - T. Rowe Price Assoc., Inc. S.E.C. Use Only

As Of: 12/31/1999

Run Date: 02/14/2000

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8			
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHARES OR PRN AMOUNT	SH/ PRN	PUT CALL	INV DISC	OTH MGR	VOTING AUTHORITY (SHARES) SOLE	SHARED	NONE	REASON
AETHER SYSTEMS INC	COMM STK	00808V105	417	5,800	SH		SOLE		5,100	0	700	P
AIRGATE PCS, INC.	COMM STK	009367103	10,718	202,700	SH		SOLE		2,100	0	200,600	P
AMSOUTH BANCORPORATION	COMM STK	032165102	7,985	413,452	SH		SOLE		39,252	0	374,200	P
ANALYTICAL SURVEYS INC	COMM STK	032683302	567	50,000	SH		SOLE		0	0	50,000	P
BMC SOFTWARE INC	COMM STK	055921100	18,778	235,000	SH		SOLE		0	0	235,000	P
BAKER HUGHES INCORPORATED	COMM STK	057224107	23,031	1,093,450	SH		SOLE		957,050	0	136,400	P
BROKEN HILL PROPRIETARY CO	COMM STK	112169990	3,440	172,000	SH		SOLE		22,000	0	150,000	P
BUSH BOAKE ALLEN INC	COMM STK	123162109	707	28,800	SH		SOLE		11,100	0	17,700	P
CMG INFORMATION SERVICES	COMM STK	125750109	13,366	48,280	SH		SOLE		16,780	0	31,500	P
CNF TRANSN INC	COMM STK	12612W104	148	4,300	SH		SOLE		3,600	0	700	P
CALIPER TECHNOLOGIES CORP	COMM STK	130876105	1,000	15,000	SH		SOLE		6,000	0	9,000	P
CAMBRIDGE TECH PARTNERS	COMM STK	132524109	1,414	53,800	SH		SOLE		51,100	0	2,700	P
CELTRIX PHARMACEUTICALS	COMM STK	151186103	1,834	645,000	SH		SOLE		0	0	645,000	P
CHITTENDEN CORP	COMM STK	170228100	4,749	160,300	SH		SOLE		140,500	0	19,800	P
CLEVELAND-CLIFFS INC	COMM STK	185896107	3,175	102,000	SH		SOLE		52,000	0	50,000	P
COCA-COLA ENTERPRISES INC.	COMM STK	191219104	5,031	250,000	SH		SOLE		0	0	250,000	P
COLLAGENEX PHARMA INC CO	COMM STK	19419B100	2,849	115,409	SH		SOLE		77,809	0	37,600	P
COSTAR GROUP INC	COMM STK	22160N109	2,364	66,000	SH		SOLE		11,300	0	54,700	P
CUBIST PHARMACEUTICALS I	COMM STK	229678107	969	50,000	SH		SOLE		0	0	50,000	P
DIAMOND OFFSHORE DRILLNG	COMM STK	25271C102	3,747	122,600	SH		SOLE		7,600	0	115,000	P
	COLUMN TOTAL		106,289									

CONFIDENTIAL TREATMENT REQUESTED UNTIL: 02/14/2001

FORM 13F (Concealment) NAME OF REPORTING MANAGER - T. Rowe Price Assoc., Inc. S.E.C. Use Only

As Of: 12/31/1999

Run Date: 02/14/2000

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8			
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHARES OR PRN AMOUNT	SH/ PRN	PUT CALL	INV DISC	OTH MGR	VOTING AUTHORITY (SHARES) SOLE	SHARED	NONE	REASON
DIGITAL IMPACT INC	COMM STK	25385G106	362	7,200	SH		SOLE		6,300	0	900	P
DITECH COMMUNICATIONS CORP	COMM STK	25500M103	75	800	SH		SOLE		0	0	800	P
EBENX INC	COMM STK	278668108	2,048	45,200	SH		SOLE		4,200	0	41,000	P
EMISPERE TECHNOLOGIES	COMM STK	291345106	8,901	296,400	SH		SOLE		62,200	0	234,200	P
GENZYME TRANSGENICS	COMM STK	37246E105	3,339	262,500	SH		SOLE		0	0	262,500	P
GOLD FIELDS LIMITED	COMM STK	380ZA9995	7,438	250,000	SH		SOLE		0	0	250,000	S
HARTFORD FINANCIAL SERVICE	COMM STK	416515104	31,106	656,600	SH		SOLE		156,600	0	500,000	P
IMCLONE SYSTEMS INC	COMM STK	45245W109	2,140	54,100	SH		SOLE		31,500	0	22,600	P
INCYTE PHARMACEUTICALS	COMM STK	45337C102	4,052	68,500	SH		SOLE		30,500	0	38,000	P
INTERNET CAPITAL GROUP INC	COMM STK	46059C106	353,971	2,083,332	SH		SOLE		0	0	2,083,332	P
INVESTORS FINL SERVICES	COMM STK	461915100	1,148	25,000	SH		SOLE		0	0	25,000	P
IVAX CORP	COMM STK	465823102	1,815	70,500	SH		SOLE		29,700	0	40,800	P
KANSAS CITY SO IND INC	COMM STK	485170104	45,969	616,000	SH		SOLE		204,400	0	411,600	P
KENNAMETAL INC	COMM STK	489170100	4,065	120,900	SH		SOLE		103,200	0	17,700	P
LEXMARK INTERNATIONAL GR	COMM STK	529771107	33,195	366,800	SH		SOLE		116,800	0	250,000	P
LIHIR GOLD LTD SPONSORED	COMM STK	532349990	5,220	4,703,000	SH		SOLE		75,000	0	4,628,000	P
LIPOSOME COMPANY INC	COMM STK	536310105	2,544	209,300	SH		SOLE		23,500	0	185,800	P
LOUISIANA-PACIFIC CORPORAT	COMM STK	546347105	3,919	275,000	SH		SOLE		0	0	275,000	P
MMC NETWORKS INC	COMM STK	55308N102	829	24,100	SH		SOLE		20,300	0	3,800	P
MASTECH CORP	COMM STK	57632N105	2,904	117,200	SH		SOLE		101,000	0	16,200	P
	COLUMN TOTAL		515,040									

CONFIDENTIAL TREATMENT REQUESTED UNTIL: 02/14/2001

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8			
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHARES OR PRN AMOUNT	SH/ PRN	PUT CALL	INV DISC	OTH MGR	VOTING AUTHORITY (SHARES) SOLE	SHARED	NONE	REASON
MOLECULAR DEVICES CORPOR	COMM STK	60851C107	4,670	89,600	SH		SOLE		21,500	0	68,100	P
MYLAN LABS INC	COMM STK	628530107	21,845	867,300	SH		SOLE		650,100	0	217,200	P
NDS GROUP PLC SPONS ADR	ADR	628891103	978	32,000	SH		SOLE		5,000	0	27,000	P
NETRATINGS INC	COMM STK	64116M108	5,816	122,200	SH		SOLE		2,700	0	119,500	P
NOVEN PHARMACEUTICALS IN	COMM STK	670009109	544	29,900	SH		SOLE		25,200	0	4,700	P
ONDISPLAY INC	COMM STK	68232L100	2,187	24,200	SH		SOLE		4,200	0	20,000	P
OWENS-ILLINOIS INC.	CVPFSTKF	690768502	6,167	195,000	SH		SOLE		95,000	0	100,000	P
PMI GROUP INC	COMM STK	69344M101	737	15,100	SH		SOLE		5,100	0	10,000	P
PHARMACYCLICS INC	COMM STK	716933106	836	20,200	SH		SOLE		200	0	20,000	P
PHARMACOPEIA INC	COMM STK	71713B104	2,259	100,000	SH		SOLE		0	0	100,000	P
PLUM CREEK TIMBER CO INC	COMM STK	729251108	1,475	59,000	SH		SOLE		39,000	0	20,000	P
PROVIDIAN CORP	COMM STK	74406A102	5,974	65,600	SH		SOLE		14,200	0	51,400	P
QUAKER OATS COMPANY	COMM STK	747402105	92	1,400	SH		SOLE		0	0	1,400	P
QUESTAR CORP.	COMM STK	748356102	5,633	375,500	SH		SOLE		215,500	0	160,000	P
QUICKLOGIC CORP	COMM STK	74837P108	919	55,200	SH		SOLE		45,200	0	10,300	P
SOUTHWEST BANCORP OF TEX	COMM STK	84476R109	9,517	478,100	SH		SOLE		94,000	0	384,100	P
3COM CORP.	COMM STK	885535104	93,374	1,988,000	SH		SOLE		643,000	0	1,345,000	P
UCBH HOLDINGS INC	COMM STK	90262T308	1,566	75,000	SH		SOLE		0	0	75,000	P
USX CORPORATION	COMM STK	902905827	17,740	718,600	SH		SOLE		177,600	0	541,000	P
UNITED PARCEL SERVICE, INC	COMM STK	911312106	9,074	131,500	SH		SOLE		51,200	0	80,300	P
	COLUMN TOTAL		191,403									

CONFIDENTIAL TREATMENT REQUESTED UNTIL: 02/14/2001

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8			
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHARES OR PRN AMOUNT	SH/ PRN	PUT CALL	INV DISC	OTH MGR	VOTING AUTHORITY (SHARES) SOLE	SHARED	NONE	REASON
VIRATA CORP	COMM STK	927646109	707	23,700	SH		SOLE		20,300	0	3,400	P
VIROPHARMA INC	COMM STK	928241108	17,046	458,374	SH		SOLE		71,281	0	387,093	P
VISIBLE GENETICS INC	COMM STK	92829S104	4,537	152,500	SH		SOLE		52,500	0	100,000	P
WASTE CONNECTIONS INC	COMM STK	941053100	143	10,000	SH		SOLE		0	0	10,000	P
XEROX CORPORATION	COMM STK	984121103	38,442	1,694,400	SH		SOLE		1,234,800	0	459,600	P
ZAPME CORPORATION	COMM STK	98912E100	3,930	450,000	SH		SOLE		0	0	450,000	P
FLEXTRONICS INTL LTD ORD	COMM STK	Y2573F102	76,439	1,660,600	SH		SOLE		672,000	0	988,600	P
	COLUMN TOTAL		141,244									
	DATE TOTAL		953,976									
	GRAND TOTAL		1,654,328									

CONFIDENTIAL TREATMENT REQUESTED UNTIL: 02/14/2001